Stockholders' Equity - Schedule of Shares Based Compensation Warrants Activity (Details) - shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Equity [Abstract]
Outstanding at beginning of year	0	1,191
Issued in offerings of units	187,500	2,171,979
Settled under exchange agreements	0	(2,171,979)
Expired	0	(1,191)
Outstanding at end of year	187,500	0